STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Vimeo Inc.
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
STOCK-BASED COMPENSATION

NOTE 10 — STOCK-BASED COMPENSATION

Vimeo currently has one active plan (the “Plan”). The Plan was adopted in 2019 and provides that the exercise price of stock appreciation rights granted will not be less than the fair value of Vimeo’s common stock on the grant date. The Plan and its predecessor plans (collectively the “Plans”) provide for the grant of stock appreciation rights, restricted stock units (“RSUs”) and other stock-based awards related to shares of Vimeo common stock. The Plan authorizes the Company to grant awards to its employees, officers, directors and consultants. The plan does not specify grant dates or vesting schedules of awards as those determinations are made by the Vimeo Board of Directors or a committee thereof. Each award agreement reflects the vesting schedule for that particular grant as determined by the Vimeo Board of Directors (or committee thereof). Broad-based stock appreciation rights issued to date have generally vested in four equal annual installments over a four-year period. RSU awards issued to date will cliff vest approximately either in one year or four years, in each case, from the grant date. At December 31, 2020, there are 11.1 million shares available for grant under the Vimeo stock-based compensation plan.

Pursuant to the terms of the stock-based awards granted under the Plans, until Vimeo (or its successor’s) common shares trade on a national securities exchange, shares of IAC common stock are issued to employees in settlement of the exercise of vested awards after deduction for required tax withholdings, which are remitted on the employees’ behalf. Pursuant to the Vimeo stockholders agreement, Vimeo reimburses IAC in the form of Vimeo common shares for the shares issued by IAC and in cash for any withholding taxes paid by IAC on behalf of the Vimeo employees. During the year ended December 31, 2019, Vimeo issued IAC approximately 50 thousand shares of Vimeo common stock to reimburse IAC for the IAC common shares issued to settle Vimeo stock appreciation rights. From January 2020 through October 2020, Vimeo issued IAC approximately 265 thousand shares of Vimeo common stock to reimburse IAC for the IAC common shares issued to settle Vimeo stock appreciation rights. In November and December 2020, Vimeo employees exercised stock appreciation rights with an intrinsic value of approximately $21.0 million, which resulted in the payment of approximately $9.3 million in withholding taxes on behalf of employees and an approximately $11.6 million payment in cash to IAC as reimbursement for the IAC common shares issued. Upon completion of the Spin-off, the number of shares underlying the stock appreciation rights and exercise prices of the stock appreciation rights related to shares of Vimeo common stock will be adjusted and will provide that the awards are exercisable for shares of SpinCo common stock. SpinCo management will have the discretion to continue to net settle these awards, or require the award holder to pay its share of the withholding tax, which he or she may do so by selling SpinCo common shares.

The amount of stock-based compensation expense recognized in the consolidated statement of operations is net of estimated forfeitures. The forfeiture rate is estimated at the grant date based on historical experience and revised, if necessary, in subsequent periods if actual forfeitures differ from the estimated rate. The expense ultimately recorded is for the awards that vest. At December 31, 2020, there is $12.4 million of unrecognized compensation cost, net of estimated forfeitures, related to all equity-based awards, which is expected to be recognized over a weighted average period of approximately 2.7 years.

Vimeo is currently in an NOL position with a full valuation allowance. Therefore, no income tax benefit was recognized in the accompanying consolidated statement of operations for the years ended December 31, 2019 and 2020 related to stock-based compensation or the income tax benefit recognized related to the exercise of stock appreciation rights.

Valuation of Vimeo Common Shares

Prior to the November 10, 2020 sale of Class A Voting common stock, the fair value of Vimeo’s common stock for stock-based compensation purposes was estimated using the methods described in “Note 2 — Summary of Significant Accounting Policies and Estimates — Goodwill — February 2020 Valuation of Vimeo Common Shares.”

Stock appreciation rights

Stock appreciation rights outstanding at December 31, 2020 and changes during the year ended December 31, 2020 are as follows:

	Stock appreciation rights	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value

	(Shares and intrinsic value in thousands)
Outstanding at January 1, 2020	13,461	$5.73
Granted	3,993	$7.68
Exercised	(2,887)	$4.95
Forfeited	(636)	$6.29
Expired	(34)	$6.43
Outstanding at December 31, 2020	13,897	$6.42	7.9	$151,614
Exercisable	4,103	$5.42	6.6	$48,854

The aggregate intrinsic value in the table above represents the difference between the per share price of Vimeo at the last date of grant of awards prior to December 31, 2020 and the exercise price, multiplied by the number of in-the-money awards that would have been exercised had all holders exercised their awards on December 31, 2020. The per share price of Vimeo at the last date of grant of awards prior to December 31, 2020 used to calculate the aggregate intrinsic value is $17.33 per share, which is equal to the per share price Vimeo received for the equity it issued in November 2020. This amount changes based on the fair value of Vimeo common stock. The aggregate intrinsic value of Vimeo awards outstanding as of January 29, 2021, assuming a per share price of $35.35, which is equal to the per share price based upon a $6.0 billion equity valuation, or the price Vimeo received for the equity it issued in January 2021, is $405.1 million. If Vimeo settles these awards on a net basis the withholding taxes payable by Vimeo on behalf of its employees upon net settlement would $202.6 million, assuming a 50% withholding rate.

The total intrinsic value of awards exercised during the years ended December 31, 2019 and 2020 is $0.6 million and $23.9 million, respectively.

There was no cash received from award exercises as stock appreciation rights, by their nature, are settled net of the exercise price with the award holder entitled to receive value equal to any appreciation in the award.

The weighted average grant date fair value for stock appreciation rights granted during the year ended December 31, 2019 and 2020 is $2.14 and $2.16, respectively.

The following table summarizes the information about stock appreciation rights outstanding and exercisable at December 31, 2020:

	Awards outstanding			Awards exercisable

Range of exercise prices	Outstanding at December 31, 2020	Weighted- average remaining contractual life in years	Weighted- average exercise price	Exercisable at December 31, 2020	Weighted- average remaining contractual life in years	Weighted- average exercise price

	(Shares in thousands)
$2.01 and $4.00	12	5.3	$2.48	12	5.3	$2.48
$4.01 and $6.00	4,078	6.3	$4.90	2,913	6.2	$4.92
$6.01 and $8.00	9,481	8.5	$6.70	1,178	7.7	$6.71
Greater than $8.00	326	9.9	$17.33	—	—	$—
	13,897	7.9	$6.42	4,103	6.6	$5.42

The fair value of each stock appreciation right is estimated on the grant date using the Black-Scholes option pricing model. The Black-Scholes option pricing model incorporates various assumptions, including expected volatility and expected term. Expected stock price volatilities are estimated based on historical stock price volatilities of peer companies that were used in the preparation of valuations used in valuing Vimeo common shares. The risk-free interest rates are based on U.S. Treasuries with a maturity date equal to the expected term of the award on the grant date. Expected term is based upon the mid-point of the first and last exercise windows specified in the award agreements. No dividends have been assumed at the time of grant based on the then-current expectation and still current expectation that Vimeo will not be paying dividends on a recurring basis in the foreseeable future. The following are the weighted average assumptions used in the Black-Scholes option pricing model:

	Years Ended December 31,
	2019	2020
Expected volatility	41%	38%
Risk-free interest rate	1.8%	1.0%
Expected term	3.4 years	3.3 years
Dividend yield	—%	—%

Restricted stock units

RSUs are awards in the form of phantom shares or units denominated in a hypothetical equivalent number of shares of Vimeo common stock and with the value of each RSU equal to the fair value of Vimeo common stock at the date of grant. Each RSU grant is subject to service-based vesting, where a specific period of continued employment must pass before an award vests. For RSU grants, the expense is measured at the grant date as the fair value of Vimeo common stock and expensed as stock-based compensation over the vesting term.

Unvested RSUs outstanding at December 31, 2020 and changes during the year ended December 31, 2020 are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

	(Shares in thousands)
Unvested on January 1, 2020	—	$—
Granted	88	17.33
Vested	—	—
Forfeited	—	—
Unvested at December 31, 2020	88	$17.33

The weighted average fair value of RSUs granted for the year ended December 31, 2020 based on the fair value of Vimeo’s common stock on the grant date was $17.33.

There were no RSUs that vested for the year ended December 31, 2020.

IAC denominated stock options

Less than 0.1 million IAC stock options granted by IAC, under its equity incentive plans, to employees of Vimeo were outstanding as of December 31, 2019 and 2020, respectively. There were no IAC stock options granted to employees of Vimeo during the years ended December 31, 2019 and 2020. The fair value of each stock option award was estimated on the grant date using the Black-Scholes option-pricing model.

IAC stock options are granted with exercise prices at least equal to the fair value on the date of grant, generally, vest ratably in annual installments over a four-year period and expire ten years from the date of grant. The outstanding IAC stock options are vested at December 31, 2020.

IAC denominated restricted stock units

At December 31, 2019, there were approximately 2 thousand IAC RSUs granted by IAC, under its equity incentive plans, to employees of Vimeo that were outstanding. During 2020, these shares vested. At December 31, 2020, there are no IAC RSUs held by Vimeo employees.